Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023
Valuation Allowance [Line Items]
Valuation allowance	$ 2,303	$ 298,121
Unrecognized tax benefits	0	0	$ 0
Accrued interest and penalties	0	0	$ 0
Realization Of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Valuation allowance	$ 2,000	$ 300,000